Note 16 - Dividends Paid (Details Textual) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	3 Months Ended				5 Months Ended	6 Months Ended
	Sep. 30, 2018 USD ($) $ / shares	Sep. 30, 2018 CAD ($) $ / shares	Sep. 30, 2017 USD ($) $ / shares	Sep. 30, 2017 CAD ($) $ / shares	Sep. 03, 2017 USD ($) $ / shares	Sep. 30, 2018 USD ($) $ / shares	Sep. 30, 2018 CAD ($) $ / shares	Sep. 30, 2017 CAD ($) $ / shares
Ordinary shares [member]
Statement Line Items [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares		$ 0.125		$ 0.125			$ 0.25	$ 0.25
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners | $		$ 18,657		$ 18,349			$ 37,206	$ 36,725
Dividends recognised as distributions to owners per share | $ / shares		$ 0.125		$ 0.125			$ 0.25	$ 0.25
Dividends recognised as distributions to owners of parent | $		$ 443		$ 313			$ 968	$ 711
Preference shares [member]
Statement Line Items [Line Items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares	$ 0.53125		$ 0.53125		$ 1.0625	$ 1.0625
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners | $	$ 3,230		$ 2,806		$ 5,815	$ 6,418